PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost
Property, Plant and Equipment, Gross	$ 16,898	$ 13,920
Accumulated depreciation	11,919	8,897
Property and equipment, net	4,979	5,023	4,206
Office Equipment [Member]
Cost
Property, Plant and Equipment, Gross	13,800	10,928
Leaseholds and Leasehold Improvements [Member]
Cost
Property, Plant and Equipment, Gross	$ 3,098	$ 2,992